Other Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Receivables Explanatory [Abstract]
Schedule of other accounts receivables
	December 31,
	2021	2020
	U.S. Dollars in thousands
Prepaid expenses	$3,992	$2,105
Inventory designated for R&D activities	4,407	1,026
Government authorities	220	735
Derivatives financial instruments mainly measured at fair value through other comprehensive income	73	448
Accrued income	173	202
Other	7	8
Total Other Accounts Receivables	$8,872	$4,524